Related-party Transactions - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 19, 2024
Disclosure of transactions between related parties [line items]
SAFE agreements interest rate	5.00%
Aggregate share-based compensation	$ 8,091,851
Number of shares issued	80,865,751	78,079,203	78,079,203
Cash consideration	$ 16,569,700	$ 9,170,000	$ 10,834,290
Class A Common Shares
Disclosure of transactions between related parties [line items]
Number of shares issued	1,960,970			1,410,045
key Management Personnel | Class A Common Shares
Disclosure of transactions between related parties [line items]
Number of shares issued		230,081
Cash consideration		$ 1,620,000
Independent Directors
Disclosure of transactions between related parties [line items]
Cash compensation paid	$ 150,020	$ 150,080	$ 150,040
Aggregate share-based compensation	$ 142,800